ASSETMARK FUNDS

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2009

The date of this Supplement is December 8, 2009

1.
Carma Wallace no longer serves as a portfolio manager for the portion of the Small/Mid Cap Growth Fund sub-advised by Nicholas-Applegate Capital Management.  All references to Ms. Wallace in the Prospectus are deleted.

2.
The fund name in the Average Annual Total Returns table on page 41 of the Prospectus is hereby deleted and replaced with the following:  Enhanced Fundamental Index® Small Company Growth Fund.  The related reference in the Prospectus Supplement dated September 30, 2009 deleting and replacing the fund name on page 38 of the Prospectus is hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

ASSETMARK FUNDS

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2009

The date of this Supplement is December 8, 2009

Carma Wallace no longer serves as a portfolio manager for the portion of the Small/Mid Cap Growth Fund sub-advised by Nicholas-Applegate Capital Management.  All references to Ms. Wallace in the Statement of Additional Information are deleted.

Please retain this Supplement with your Statement of Additional Information for future reference.